Artisan Value Income Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Artisan Value Income Fund | Investor
Prospectus [Line Items]
Annual Return [Percent]	10.03%	9.68%	10.86%